UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-2008


Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  169567000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     2088    26380 SH       Sole                    24765              1615
AFLAC Inc.                     COM              001055102     5982    92105 SH       Sole                    85610              6495
Abbott Labs                    COM              002824100      345     6250 SH       Sole                     6250
Amacore Group Inc.             COM              022624100        9    20000 SH       Sole                    20000
American International Group I COM              026874107     5326   123151 SH       Sole                   115028              8123
BP Amoco PLC ADR               COM              055622104      206     3391 SH       Sole                     3391
Chevron Texaco Corp.           COM              166764100     3411    39966 SH       Sole                    36671              3295
Coca Cola                      COM              191216100      299     4905 SH       Sole                     4905
Colgate-Palmolive Co.          COM              194162103      425     5461 SH       Sole                     4421              1040
ConocoPhillips                 COM              20825C104     4029    52864 SH       Sole                    49104              3760
Costco Whsl Group              COM              22160K105     1313    20216 SH       Sole                    17705              2511
DJ U.S. Healthcare Providers I COM              464288828     2246    47725 SH       Sole                    44405              3320
DJ US Aerospace & Defense Inde COM              464288760     1451    24560 SH       Sole                    21990              2570
DJ US Energy - iShares Trust   COM              464287796      205     1595 SH       Sole                     1565                30
DJ US Healthcare - iShares Tru COM              464287762      205     3275 SH       Sole                     3175               100
DJ US Technology - iShares Tru COM              464287721      204     3890 SH       Sole                     3710               180
Danaher Corp Del               COM              235851102      876    11520 SH       Sole                    10470              1050
Devon Energy Corp New          COM              25179M103      534     5120 SH       Sole                     4530               590
Dynamic Healthcare - Powershar COM              73935X351     3459   136620 SH       Sole                   127020              9600
Ebay Inc                       COM              278642103     1467    49163 SH       Sole                    46373              2790
Exxon Mobil                    COM              30231G102      931    11012 SH       Sole                    11012
Fomento Economico Mexicano     COM              344419106      208     4970 SH       Sole                     4970
General Electric               COM              369604103      528    14269 SH       Sole                    12769              1500
GlaxoSmithKline plc            COM              37733W105      202     4750 SH       Sole                     4750
Gold Trust - SPDR              COM              78463v107     2634    29130 SH       Sole                    27785              1345
Google Inc.                    COM              38259p508     2840     6447 SH       Sole                     6007               440
IBM                            COM              459200101      213     1850 SH       Sole                     1850
Industrial Select Sector - SPD COM              81369Y704      688    18385 SH       Sole                    18385
Johnson & Johnson              COM              478160104     4090    63050 SH       Sole                    59140              3910
L-3 Communications             COM              502424104     1988    18180 SH       Sole                    16775              1405
Lowe's Companies Inc.          COM              548661107     2255    98292 SH       Sole                    90767              7525
MSCI Brazil Free Index Fund -  COM              464286400      246     3200 SH       Sole                     3200
MSCI Emerging Markets Index Fu COM              464287234     2839    21130 SH       Sole                    19650              1480
MSCI European Monetary Union I COM              464286608     8636    79379 SH       Sole                    73919              5460
Mcgraw-Hill Inc.               COM              580645109      230     6235 SH       Sole                     6235
Medtronic, Inc.                COM              585055106     2568    53093 SH       Sole                    48778              4315
Norfolk Southern Corp.         COM              655844108      244     4500 SH       Sole                     4500
Paychex                        COM              704326107      560    16349 SH       Sole                    15424               925
Pepsico Inc.                   COM              713448108     5015    69454 SH       Sole                    63674              5780
Pharmaceutical HOLDRs Trust    COM              71712a206      379     5440 SH       Sole                     4840               600
Procter & Gamble               COM              742718109     4050    57796 SH       Sole                    53506              4290
Qualcomm                       COM              747525103     4591   111979 SH       Sole                   100052             11927
Resmed                         COM              761152107     2087    49470 SH       Sole                    45140              4330
Russell Large-Cap Growth - iSh COM              464287614     1515    27835 SH       Sole                    27685               150
Russell Large-Cap Value - iSha COM              464287598      872    11875 SH       Sole                    11555               320
Russell Mid-Cap Growth - iShar COM              464287481     4579    45204 SH       Sole                    41834              3370
Russell Mid-Cap Index Fund - i COM              464287499      229     2445 SH       Sole                     2365                80
Russell Mid-Cap Value - iShare COM              464287473     2619    20365 SH       Sole                    18755              1610
Russell Small-Cap Growth - iSh COM              464287648     3256    44940 SH       Sole                    40825              4115
Russell Small-Cap Value - iSha COM              464287630     2260    34463 SH       Sole                    32003              2460
Rydex S&P Equal Weight Energy  COM              78355w866     2261    34565 SH       Sole                    31255              3310
S&P GSTI Software Index Fund - COM              464287515     2928    65325 SH       Sole                    60020              5305
S&P Global Basic Matls Sector  COM              464288695     3412    44980 SH       Sole                    42025              2955
S&P Global Energy Sector - iSh COM              464287341     5530    42690 SH       Sole                    40148              2542
S&P Global Financials Sector - COM              464287333     2839    40500 SH       Sole                    37300              3200
S&P Global Healthcare Sector - COM              464287325      229     4360 SH       Sole                     4360
S&P Global Industrial Index -  COM              464288729     1994    33383 SH       Sole                    31603              1780
S&P Global Technology Index -  COM              464287291     4928    87122 SH       Sole                    81262              5860
S&P Global Telecom Sector - iS COM              464287275     6039    90105 SH       Sole                    84610              5495
S&P Global Utilities Index - i COM              464288711     2859    44921 SH       Sole                    40991              3930
S&P Latin America - iShares    COM              464287390     3086    12220 SH       Sole                    11175              1045
Starbucks Inc.                 COM              855244109     1466    83788 SH       Sole                    76843              6945
State Street Corp.             COM              857477103     4315    54626 SH       Sole                    50071              4555
Stryker Corp                   COM              863667101     2007    30847 SH       Sole                    29427              1420
Suntrust Banks Inc.            COM              867914103      207     3746 SH       Sole                     3746
Toyota Motor CP ADR New        COM              892331307      303     3000 SH       Sole                     3000
UPS                            COM              911312106     2531    34660 SH       Sole                    32065              2595
Vanguard Pacific Stock ETF     COM              922042866     2379    38580 SH       Sole                    35525              3055
Verizon Communications         COM              92343V104     2024    55518 SH       Sole                    49698              5820
WPP Group-New                  COM              929309409     2813    47170 SH       Sole                    43790              3380
WalMart                        COM              931142103      799    15163 SH       Sole                    13898              1265
Water Resources Portfolio - Po COM              73935X575     2308   119945 SH       Sole                   110410              9535
Wells Fargo New                COM              949746101      298    10230 SH       Sole                    10230
Wrigley, Wm. Jr. Co.           COM              982526105     1230    19580 SH       Sole                    18760               820
Zimmer Holdings                COM              98956P102     3262    41900 SH       Sole                    39155              2745
Realty Income Corp.            REL              756109104     1586    61888 SH       Sole                    61888
S&P GSCI Commodity-Indexed Tru OAS              46428R107      325     5610 SH       Sole                     5610
proShares Ultra Short Real Est OAS              74347R552     3991    40175 SH       Sole                    38305              1870
proShares Ultrashort Russell 2 OAS              74347r834     2121    25580 SH       Sole                    24670               910